FINANCE LEASES - Narrative (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		36 Months Ended
	Apr. 30, 2015 vessel	Sep. 30, 2015 USD ($)	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2023 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			7					7
Variable lease expense				$ 1,700,000
Finance lease ROU impairment			$ 0
Weighted average discount rate (percent)			6.30%					6.30%
Weighted average lease term			4 years 1 month 6 days					4 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			1
Number of vessels sold and leased back | vessel			8
Variable lease expense			$ 1,800,000	1,700,000
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			7
Number of vessels sold and leased back | vessel	8		8			8
Number of leased vessels under operating leases | vessel			1
Daily time charter rate		$ 14,900				$ 14,900
Daily operating expenses rate						7,000
Profit share			$ 3,700,000	$ 0
Number of vessels sold and leased back | vessel			8
Purchase option net of sellers credit		$ 112,000,000				$ 112,000,000
Charter term, extension					3 years
Daily charter rate, extension					$ 14,900
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate			$ 17,706
SFL | Forecast | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Daily time charter rate							$ 16,435